Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 295,002	$ 180,523
Accounts receivable	87,173	96,463
Income tax receivable	5,631	16,052
Inventories of materials and supplies	58,263	52,749
Prepaid expenses and deferred costs	14,862	14,207
Total current assets	460,931	359,994
Property and equipment, net	1,887,321	1,343,961
Other receivables	11,875	15,799
Deferred costs and other assets	15,264	4,686
Total assets	2,375,391	1,724,440
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	113,021	37,192
Accrued liabilities	30,680	25,368
Notes payable	5,461
Income tax payable	8,461	26,367
Deferred credits	1,700	4,533
Total Current Liabilities	159,323	93,460
Long term debt	520,000	230,000
Deferred income taxes	9,780	10,845
Deferred credits	7,910	2,919
Other long-term liabilities	25,591	17,082
Total long-term liabilities	563,281	260,846
Commitments and contingencies (Note 12)
Shareholders' equity (Note 8):
Common stock, $1 par value, 90,000 shares authorized with 64,960 and 64,443 issued and outstanding at September 30, 2011 and 2010, respectively	64,960	64,443
Paid-in capital	145,084	133,095
Retained earnings	1,444,270	1,172,596
Accumulated other comprehensive loss	(1,527)
Total shareholders' equity	1,652,787	1,370,134
Total liabilities and shareholders' equity	$ 2,375,391	$ 1,724,440